                                                        [LOGO]



Semi-Annual Report

WELLS FARGO
WEALTHBUILDER PORTFOLIOS


                                       November 30, 1999




                                       WEALTHBUILDER
                                       GROWTH BALANCED PORTFOLIO

                                       WEALTHBUILDER
                                       GROWTH AND INCOME PORTFOLIO

                                       WEALTHBUILDER
                                       GROWTH PORTFOLIO

                                                        WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                           ............................  1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  GROWTH BALANCED PORTFOLIO                         .........................  2

  GROWTH AND INCOME PORTFOLIO                        ........................  4

  GROWTH PORTFOLIO                             ..............................  6

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  GROWTH BALANCED PORTFOLIO                         .........................  8

  GROWTH AND INCOME PORTFOLIO                        ........................  9

  GROWTH PORTFOLIO                             .............................  10

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                   ....................  11

  STATEMENT OF OPERATIONS                         ..........................  12

  STATEMENT OF CHANGES IN NET ASSETS                    ....................  13

  FINANCIAL HIGHLIGHTS                           ...........................  14

NOTES TO FINANCIAL STATEMENTS                       ........................  15
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LIST OF ABBREVIATIONS                           ............................  19
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
                                                        WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Thank you for investing in the Wells Fargo Funds (formerly Norwest Advantage Funds and Stagecoach Funds).
   We're pleased to present this semi-annual report for the period ended November 30, 1999. This report provides information about the three Wells Fargo WealthBuilder Portfolios, including economic and market trends over the six-month period.
   Beginning in June 1999, economic expansion entered a "peaking phase," and the financial markets started looking quite different from late 1998 and early 1999. During a peaking phase, real economic growth remains solid, but stops accelerating. Once the pace of real economic growth peaked early in the reporting period, stock markets around the globe stopped outpacing bonds.
   Both stock markets and long-term bond yields reached plateaus and settled into a trading range early in the period. Corporate bond yield spreads stopped narrowing, and with the three Federal Reserve Board interest rate increases during the period, leadership within the stock market reverted back toward large cap growth stocks and away from cyclical, value and small cap stocks.
   Most foreign economies are following the U.S. economic pattern. The recovery from the Asia crisis in many of the world's economies did not become evident until the second quarter of 1999, and while U.S. growth seemed to have peaked during the period, many foreign economies seemed to continue accelerating compared to the "peaking" domestic economy.
   Rising bond yields, coupled with renewed strength in stocks late in the period, prompted a shift toward bonds within the Growth Balanced Portfolio on November 29, 1999, based on the Tactical Asset Allocation (TAA) Model. The TAA model is used in managing the stock/bond mix within the Portfolio. The shift changed the Portfolio's stock/bond mix from 65/35 to 50/50, which is how the mix remained at November 30, 1999.
   Looking ahead, the U.S. economy could be nearing a "deceleration phase." If economic growth truly begins to slow, bonds may begin to outpace stocks. Over the past 12 months, the S&P 500 Index outperformed the 30-year Treasury Bond Index by almost 40 percent, which has happened only eight other times since 1926. In seven of those instances, bonds outpaced stocks the ensuing year. We continue to be optimistic about bond returns, primarily because most of the increase in yields during 1999 were based on "expectations" of higher inflation versus the "reality" that pricing has not increased.
   Whatever the market conditions, we recommend that you continually review your investment portfolio to determine an appropriate mix of investments to meet your ongoing financial needs. We appreciate your business and strive to offer a variety of investment options to help you potentially achieve your financial goals. If you have any questions about your investment or need further information, please contact us at 1-800-222-8222.
   Again, thank you for choosing Wells Fargo Funds.

  Sincerely,

    [LOGO]                                      [LOGO]
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth Balanced Portfolio seeks a balance of capital appreciation and current income.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned 7.02%(1) for the six-month period ended November 30, 1999, excluding sales charges, outperforming its Lipper Balanced Funds Average(2) benchmark, which returned 2.38% over the period. Please keep in mind that past performance is no guarantee of future results.
   The assets of the WealthBuilder Growth Balanced Portfolio were invested in 12 different stock and bond mutual funds as of November 30, 1999. The proportion of assets in stocks and bonds is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model, which seeks to enhance performance by shifting between stocks and bonds depending on market conditions. At November 30, 1999, 50% of the assets were invested in fixed income funds, while the remaining 50% were invested in equity holdings. The bond investing styles include government, agency, mortgage-backed, corporate and international holdings. The equity styles are large company growth, large company value, small company and international holdings. Of the 12 mutual funds in the Portfolio, six were Wells Fargo Funds, two were from the Putnam family, one was managed by AIM, two by Franklin/Templeton and one by Massachusetts Financial Services.
   Although the markets witnessed considerable volatility and a narrowing, the six-month period was another profitable time for investors, especially in large cap, domestic growth stocks, and international stocks. A healthy economy, combined with low, stable inflation, continued to fuel the stock market rally. Large company growth stocks were the best performers during the period, while small cap stocks continued to lag in the deflationary environment. Large company value stocks rose during April of 1999, but under-performed their growth counterparts over the six-month period.
   At the same time, the six-month period was another difficult environment for bonds. With the continued strong economy, the Federal Reserve Board raised interest rates three times during the period. Bond yields remained in the high end of a trading range until late in the period when stock prices strengthened and bond yields rose. Since the end of September 1998, 10-year Treasury bond yields have risen 191 basis points and the S&P 500 Index(3) has risen 42.7%. With the increasing disparity in valuation between stocks and bonds by the end of the period, we shifted 15% of the Portfolio from stocks to bonds on November 29, 1999, based on TAA Model recommendations.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Portfolio is expected to remain over-weighted in bonds until the relative valuation in the stock and bond markets returns to a more comparative level.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
2

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge      Including Sales Charge
                                ------------------------  -----------------------------
                                1-Year  Since Inception     1-Year     Since Inception
WEALTHBUILDER GROWTH BALANCED
  PORTFOLIO                     15.43           12.02        13.69             11.24
LIPPER BALANCED FUNDS AVERAGE    8.93
S&P 500 INDEX(3)                20.90
RUSSELL 2000 INDEX(5)           15.67
MSCI EAFE INDEX(6)              21.10

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                                   3%
NAV (A)                                             12.66

  PORTFOLIO ALLOCATION(7)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  50%

Bonds   50%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WEALTHBUILDER GROWTH  S&P 500 INDEX  RUSSELL 2000 INDEX  MSCI EAFE INDEX
             & INCOME PORTFOLIO

10/1/1997                 $9,850        $10,000             $10,000          $10,000

10/31/1997                $9,446         $9,666              $9,560           $9,231

11/30/1997                $9,584        $10,114              $9,499           $9,137

12/31/1997                $9,727        $10,287              $9,666           $9,216

1/31/1998                 $9,835        $10,401              $9,514           $9,638

2/28/1998                $10,456        $11,151             $10,218          $10,256

3/31/1998                $10,929        $11,721             $10,640          $10,573

4/30/1998                $11,067        $11,841             $10,700          $10,656

5/31/1998                $10,811        $11,637             $10,124          $10,603

6/30/1998                $10,949        $12,110             $10,146          $10,683

7/31/1998                $10,604        $11,980              $9,325          $10,792

8/31/1998                 $8,948        $10,248              $7,514           $9,455

9/30/1998                 $9,293        $10,905              $8,101           $9,165

10/31/1998                $9,963        $11,791              $8,432          $10,121

11/30/1998               $10,584        $12,506              $8,874          $10,638

12/31/1998               $11,154        $13,226              $9,423          $11,057

1/31/1999                $11,480        $13,783              $9,548          $11,024

2/28/1999                $11,085        $13,353              $8,775          $10,760

3/31/1999                $11,509        $13,887              $8,912          $11,208

4/30/1999                $12,003        $14,425              $9,710          $11,662

5/31/1999                $11,795        $14,084              $9,852          $11,061

6/30/1999                $12,456        $14,850             $10,298          $11,494

7/31/1999                $12,239        $14,387             $10,014          $11,835

8/31/1999                $12,081        $14,316              $9,644          $11,880

9/30/1999                $11,884        $13,923              $9,646          $12,000

10/31/1999               $12,565        $14,804              $9,685          $12,448

11/30/1999               $13,127        $15,105             $10,263          $12,879

--------------------------------------------------------------------------------
    An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There may also be additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
(2) The Lipper Balanced Funds Average is an average of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. The total return of the Lipper average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.
(3) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(4) Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor fund. Effective close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For shares, the maximum front-end sales charge is 1.50%.
(5) The Russell 2000 Index is an unmanaged, market-value weighted index of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.
(6) The Morgan Stanley Capital Investment-Europe, Australasia and Far East Index ("MSCI EAFE") is an unmanaged group of securities widely regarded by investors to be representative of the stock markets of Europe, Australia, Asia and the Far East. The MSCI EAFE Index presented here does not incur expenses and is not available directly for investment. Had this index incurred operation expenses, its performances would have been lower. You cannot invest directly in an index.
(7)  Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio since inception with the S&P 500 Index, the Russell 2000 Index and the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment, and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Portfolio is a professionally managed mutual fund.

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned 11.29%(1) for the six-month period ended November 30, 1999, excluding sales charges, outperforming its Lipper Multi-Cap Value Funds Average(2) benchmark, which returned (2.35)% over the six months ended November 30, 1999. Please keep in mind that past performance is no guarantee of future results.
   The assets of the WealthBuilder Growth and Income Portfolio were invested in eight different equity mutual funds. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. Accordingly, at November 30, 1999, 29.9% of the assets were invested in the large company growth style, 28.7% in large company value, 20.5% in small company stocks and 20.8% in international holdings. Of the eight mutual funds in the Portfolio, four were Wells Fargo Funds, two were from the Putnam family, one was managed by AIM and one by Franklin/Templeton.
   Although the markets witnessed considerable volatility and a narrowing, the six-month period was another profitable time for investors, especially in large cap, domestic growth stocks and international stocks. A healthy economy, combined with low, stable inflation, continued to fuel the stock market rally. Large company growth stocks were the best performers during the period, while small cap stocks continued to lag in the deflationary environment. While large company value stocks rose during April of 1999, they under-performed their growth counterparts over the past six months.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
  An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There may also be additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
4

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge      Including Sales Charge
                                ------------------------  -----------------------------
                                1-Year  Since Inception     1-Year     Since Inception
WEALTHBUILDER GROWTH AND
  INCOME PORTFOLIO              24.02           14.19        22.16             13.39
LIPPER MULTI-CAP VALUE FUNDS
  AVERAGE                        7.63
S&P 500 INDEX(4)                20.90
RUSSELL 2000 INDEX(5)           15.67
MSCI EAFE INDEX(6)              21.10

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                                   6%
NAV                                                 13.31

  PORTFOLIO ALLOCATION(7)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO ALLOCATION (AS OF NOVEMBER 30, 1999)

Stocks                                          99.5%

Bonds                                            0.5%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WEALTHBUILDER GROWTH  S&P 500 INDEX  RUSSELL 2000 INDEX  MSCI EAFE INDEX
             BALANCED PORTFOLIO

10/1/1997                 $9,850        $10,000             $10,000          $10,000

10/31/1997                $9,811         $9,666              $9,560           $9,231

11/30/1997                $9,820        $10,114              $9,499           $9,137

12/31/1997                $9,912        $10,287              $9,666           $9,216

1/31/1998                 $9,971        $10,401              $9,514           $9,638

2/28/1998                $10,386        $11,151             $10,218          $10,256

3/31/1998                $10,702        $11,721             $10,640          $10,573

4/30/1998                $10,811        $11,841             $10,700          $10,656

5/31/1998                $10,673        $11,637             $10,124          $10,603

6/30/1998                $10,762        $12,110             $10,146          $10,683

7/31/1998                $10,554        $11,980              $9,325          $10,792

8/31/1998                 $9,418        $10,248              $7,514           $9,455

9/30/1998                 $9,714        $10,905              $8,101           $9,165

10/31/1998               $10,356        $11,791              $8,432          $10,121

11/30/1998               $10,910        $12,506              $8,874          $10,638

12/31/1998               $11,419        $13,226              $9,423          $11,057

1/31/1999                $11,668        $13,783              $9,548          $11,024

2/28/1999                $11,310        $13,353              $8,775          $10,760

3/31/1999                $11,608        $13,887              $8,912          $11,208

4/30/1999                $11,956        $14,425              $9,710          $11,662

5/31/1999                $11,767        $14,084              $9,852          $11,061

6/30/1999                $12,175        $14,850             $10,298          $11,494

7/31/1999                $12,026        $14,387             $10,014          $11,835

8/31/1999                $11,896        $14,316              $9,644          $11,880

9/30/1999                $11,797        $13,923              $9,646          $12,000

10/31/1999               $12,235        $14,804              $9,685          $12,448

11/30/1999               $12,593        $15,105             $10,263          $12,879

--------------------------------------------------------------------------------
(2) The Lipper Multi-Cap Value Funds Average is an average of funds which invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in anyone market capitalization range over an extended period of time. Multi-Cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations above 300% of the dollar weighted median market capitalization of the S&P Mid Cap 400 index. The total return of the Lipper average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.
(3) Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor fund. Effective close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For shares, the maximum front-end sales charge is 1.50%.
(4) The S&P 500 Index is an unmananged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(5) The Russell 2000 Index is an unmanaged, market-value weighted index of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.
(6) The Morgan Stanley Capital Investment-Europe, Australasia and Far East Index ("MSCI EAFE") is an unmanaged group of securities widely regarded by investors to be representative of the stock markets of Europe, Australia, Asia and the Far East. The MSCI EAFE Index presented here does not incur expenses and is not available directly for investment. Had this index incurred operation expenses, its performances would have been lower. You cannot invest directly in an index.
(7)  Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio since inception with the S&P 500 Index, the Russell 2000 Index and the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment, and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Portfolio is a professionally managed mutual fund.

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth Portfolio seeks long-term capital appreciation with no emphasis on income.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned 10.93%(1) for the six-month period ended November 30, 1999, excluding sales charges, outperforming its Lipper Multi-Cap Core Funds Average(2) benchmark, which returned 7.28% over the six months ended November 30, 1999. Please keep in mind that past performance is no guarantee of future results.
   The assets of the WealthBuilder Growth Portfolio are invested in eight different equity mutual funds. The proportion of assets in different equity styles is determined by a proprietary investment strategy called the Tactical Equity Allocation (TEA) Model, which seeks to enhance performance by shifting emphasis between equity styles depending upon market conditions. Accordingly, at November 30, 1999, 67.5% of the assets were invested in the large cap growth style, 14.9% in large cap value, 7.6% in small company style and 9.9% in international style. Of the eight mutual funds in the Portfolio, four were Wells Fargo Funds, two were from the Putnam family, one was managed by AIM and one by Franklin/Templeton.
   Although the market witnessed considerable volatility and a narrowing, the six months ended November 30, 1999 were another profitable time for investors, especially in large cap stocks, domestic growth stocks and international stocks. A healthy economy, combined with low, stable inflation, continued to fuel the stock market rally. Large company growth stocks were the best performers during the period, while small cap stocks continued to lag in the deflationary environment. Large cap value stocks rose during April of 1999, but under-performed their growth counterparts late in the period.
   The TEA Model continued to favor domestic, large company growth stocks during the period, which significantly enhanced performance relative to a portfolio which is more diversified among the four equity styles. We came close to shifting from growth stocks to value stocks at the end of May 1999, as our measure of momentum came very close to favoring value. However, with three Federal Reserve Board tightenings since then, we saw a flattening in the yield curve late in the period, which now favors large cap growth stocks. Growth stocks regained momentum over value stocks during the period. The strength of the dollar was up until mid-July of 1999, which limited the likelihood that international stocks would outperform domestic stocks. However, from mid-July until mid-October, the dollar experienced a downward correction of over 7 percent, and international stocks outperformed domestic stocks in July, August and September. From mid-October to the end of November, the dollar recovered over 4 percent, and domestic stocks outperformed international stocks in October.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   We continue with a domestic stock emphasis as of November 30, 1999, but the domestic versus international allocation is still rather indecisive from both a fundamental and momentum standpoint looking ahead. The direction of the dollar in the near term will likely dictate whether the model stays with domestic or switches to international.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.
6

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF NOVEMBER 30, 1999)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge      Including Sales Charge
                                ------------------------  -----------------------------
                                1-Year  Since Inception     1-Year     Since Inception
WEALTHBUILDER GROWTH PORTFOLIO  25.34           17.00        23.46             16.18
LIPPER MULTI-CAP CORE FUNDS
  AVERAGE                       20.53
S&P 500 INDEX(4)                20.90
RUSSELL 2000 INDEX(5)           15.67
MSCI EAFE INDEX(6)              21.10

  CHARACTERISTICS (AS OF NOVEMBER 30, 1999)
----------------------------------------------

PORTFOLIO TURNOVER                                   4%
NAV                                                 14.01

  PORTFOLIO ALLOCATION(7)
  (AS OF NOVEMBER 30, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO ALLOCATION (AS OF NOVEMBER 30, 1999)

Stocks                                          99.0%

Bonds                                            1.0%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             WEALTHBUILDER    S&P 500 INDEX  RUSSELL 2000 INDEX  MSCI EAFE INDEX
            GROWTH PORTFOLIO

10/1/1997             $9,850        $10,000             $10,000          $10,000

10/31/1997            $9,623         $9,666              $9,560           $9,231

11/30/1997            $9,742        $10,114              $9,499           $9,137

12/31/1997            $9,826        $10,287              $9,666           $9,218

1/31/1998             $9,925        $10,401              $9,514           $9,638

2/28/1998            $10,506        $11,151             $10,218          $10,256

3/31/1998            $10,960        $11,721             $10,640          $10,573

4/30/1998            $11,118        $11,841             $10,700          $10,656

5/31/1998            $10,851        $11,637             $10,124          $10,603

6/30/1998            $11,108        $12,110             $10,146          $10,683

7/31/1998            $10,782        $11,980              $9,325          $10,792

8/31/1998             $9,107        $10,248              $7,514           $9,455

9/30/1998             $9,610        $10,905              $8,101           $9,165

10/31/1998           $10,329        $11,791              $8,432          $10,121

11/30/1998           $11,039        $12,506              $8,874          $10,638

12/31/1998           $11,890        $13,226              $9,423          $11,057

1/31/1999            $12,394        $13,783              $9,548          $11,024

2/28/1999            $11,969        $13,353              $8,775          $10,760

3/31/1999            $12,542        $13,887              $8,912          $11,208

4/30/1999            $12,808        $14,425              $9,710          $11,662

5/31/1999            $12,473        $14,084              $9,852          $11,061

6/30/1999            $13,282        $14,850             $10,298          $11,494

7/31/1999            $12,897        $14,387             $10,014          $11,835

8/31/1999            $12,799        $14,316              $9,644          $11,880

9/30/1999            $12,502        $13,923              $9,646          $12,000

10/31/1999           $13,312        $14,804              $9,685          $12,448

11/30/1999           $13,835        $15,105             $10,263          $12,879

--------------------------------------------------------------------------------
  An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There may also be additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
(2) The Lipper Multi-Cap Core Funds Average is an average of funds which invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi- Cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations above 300% of the dollar weighted median market capitalization of the S&P Mid Cap 400 index. The total return of the Lipper average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.
(3) Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor fund. Effective close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 1.50%.
(4) The S&P 500 Index is an unmananged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(5) The Russell 2000 Index is an unmanaged, market-value weighted index of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.
(6) The Morgan Stanley Capital Investment-Europe, Australasia and Far East Index ("MSCI EAFE") is an unmanaged group of securities widely regarded by investors to be representative of the stock markets of Europe, Australia, Asia and the Far East. The MSCI EAFE Index presented here does not incur expenses and is not available directly for investment. Had this index incurred operation expenses, its performances would have been lower. You cannot invest directly in an index.
(7)  Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio since inception with the S&P 500 Index, the Russell 2000 Index and the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment, and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Portfolio is a professionally managed mutual fund.

WEALTHBUILDER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY DESCRIPTION                            VALUE
$   58,674  AIM BLUE CHIP FUND                                $ 2,138,114
    48,308  FRANKLIN SMALL CAP GROWTH FUND                      1,321,493
   250,504  MFS HIGH INCOME FUND                                1,366,968
   141,798  PUTNAM GROWTH AND INCOME FUND                       2,079,744
    59,737  PUTNAM INTERNATIONAL GROWTH
            AND INCOME FUND                                     1,170,171
   143,717  TEMPLETON GLOBAL BOND FUND                          1,365,530
   300,081  WELLS FARGO INTERMEDIATE
            GOVERNMENT INCOME FUND                              3,232,002
    92,350  WELLS FARGO SMALL CAP
            OPPORTUNITIES FUND                                  1,376,118
   326,613  WELLS FARGO INCOME FUND                             2,982,086
       N/A  WELLS FARGO INCOME EQUITY
            PORTFOLIO                                           2,175,945
       N/A  WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                    1,885,426
       N/A  WELLS FARGO INTERNATIONAL
            PORTFOLIO                                           1,351,397

                                                               22,444,994
TOTAL (82.3%) (COST $19,693,156)
                                                              -----------

FACE/SHARE
AMOUNT              SECURITY DESCRIPTION          INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS (17.3%)
 4,721,970   LEHMAN BROTHERS INCORPORATED POOLED
             REPURCHASE AGREEMENT -102%.
             COLLATERALIZED BY U.S. GOVERNMENT
             SECURITIES                                  5.66%       12/01/99     4,721,970
                                                                                -----------

                                                                                  4,721,970
TOTAL SHORT-TERM INVESTMENTS (COST $4,721,970)
                                                                                -----------

                                                                                 27,166,964
TOTAL INVESTMENTS (99.6%) (COST $24,415,126)
                                                                                -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $24,415,126)*                         99.60% $27,166,964
OTHER ASSETS AND LIABILITIES, NET            0.40      109,698
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $27,276,662
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $3,287,775
GROSS UNREALIZED DEPRECIATION                        (535,937)
                                                    ---------
NET UNREALIZED APPRECIATION                         $2,751,838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999 (UNAUDITED)          WEALTHBUILDER
                                                                      PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT                SECURITY DESCRIPTION               VALUE
 $37,688    AIM BLUE CHIP FUND                        $ 1,808,275
  33,952    FRANKLIN SMALL CAP GROWTH FUND              1,213,451
  87,715    PUTNAM GROWTH AND INCOME FUND               1,814,831
  46,587    PUTNAM INTERNATIONAL GROWTH AND INCOME
            FUND                                        1,247,536
  56,552    WELLS FARGO SMALL CAP OPPORTUNITIES FUND    1,227,191
     N/A    WELLS FARGO INCOME EQUITY PORTFOLIO         1,822,128
     N/A    WELLS FARGO LARGE COMPANY GROWTH
            PORTFOLIO                                   1,800,191
     N/A    WELLS FARGO INTERNATIONAL PORTFOLIO         1,228,302

                                                       12,161,905
TOTAL INVESTMENTS (99.11%) (COST $9,775,792)
                                                      -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $9,775,792)*                          99.11% $12,161,905
OTHER ASSETS AND LIABILITIES, NET            0.89      109,068
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $12,270,973
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $2,437,277
GROSS UNREALIZED DEPRECIATION                         (51,164)
                                                    ---------
NET UNREALIZED APPRECIATION                         $2,386,113

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1999
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH PORTFOLIO
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT                SECURITY DESCRIPTION               VALUE
 $149,110   AIM BLUE CHIP FUND                        $ 7,197,441
   27,266   FRANKLIN SMALL CAP GROWTH FUND                980,422
   33,871   PUTNAM GROWTH AND INCOME FUND                 704,978
   44,394   PUTNAM INTERNATIONAL GROWTH AND INCOME
            FUND                                        1,196,069
   27,132   WELLS FARGO SMALL CAP OPPORTUNITIES FUND      592,253
      N/A   WELLS FARGO INCOME EQUITY PORTFOLIO         2,662,994
      N/A   WELLS FARGO LARGE COMPANY GROWTH
            PORTFOLIO                                   7,137,561
      N/A   WELLS FARGO INTERNATIONAL PORTFOLIO           859,936

                                                       21,331,654
TOTAL INVESTMENTS (99.46%) (COST $17,807,407)
                                                      -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $17,807,407)*                         99.46% $21,331,654
OTHER ASSETS AND LIABILITIES, NET            0.54      116,850
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $21,448,504
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $3,559,198
GROSS UNREALIZED DEPRECIATION                         (34,951)
                                                    ---------
NET UNREALIZED APPRECIATION                         $3,524,247

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 1999
(UNAUDITED)                                             WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                 WEALTHBUILDER                WEALTHBUILDER     WEALTHBUILDER
                                     GROWTH BALANCED PORTFOLIO  GROWTH AND INCOME PORTFOLIO  GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE
    (SEE COST BELOW)...............          $27,166,964                 $12,161,905            $21,331,654
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES....................              27,715                          29                    283
  RECEIVABLE FOR FUND SHARES
    ISSUED.........................             161,594                     133,023                156,068
  RECEIVABLE FROM INVESTMENT
    ADVISOR AND AFFILIATES.........                   0                       3,219                  2,607
  ORGANIZATION COST, NET OF
    AMORTIZATION...................               4,982                       4,982                  4,982
                                             ----------                  ----------             ----------
TOTAL ASSETS.......................          27,361,255                  12,303,158             21,495,594
                                             ----------                  ----------             ----------

LIABILITIES
  PAYABLE FOR FUND SHARES
    REDEEMED.......................              36,950                           0                  2,400
  PAYABLE FOR INVESTMENT ADVISER
    AND AFFILIATES.................               1,521                           0                      0
  PAYABLE TO OTHER RELATED
    PARTIES........................              20,096                      10,498                 16,401
  ACCRUED EXPENSES AND OTHER
    LIABILITIES....................              26,026                      21,687                 28,289
                                             ----------                  ----------             ----------
TOTAL LIABILITIES..................              84,593                      32,185                 47,090
                                             ----------                  ----------             ----------
TOTAL NET ASSETS...................          $27,276,662                 $12,270,973            $21,448,504
                                             ----------                  ----------             ----------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL..................          $23,595,822                 $9,691,312             $18,037,889
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)..................             331,121                     (35,217)               (78,697)
  UNDISTRIBUTED NET REALIZED GAIN
    (LOSS) ON INVESTMENTS..........             597,881                     228,765                (34,935)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS....................           2,751,838                   2,386,113              3,524,247
                                             ----------                  ----------             ----------
TOTAL NET ASSETS...................          $27,276,662                 $12,270,973            $21,448,504
                                             ----------                  ----------             ----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------------------------
NET ASSETS.........................          $27,276,662                 $12,270,973            $21,448,504
SHARES OUTSTANDING.................           2,154,358                     922,138              1,531,166
NET ASSET VALUE PER SHARE..........          $    12.66                  $    13.31             $    14.01
MAXIMUM OFFERING PRICE PER SHARE
  (1)..............................          $    12.85                  $    13.51             $    14.22
                                             ----------                  ----------             ----------

INVESTMENT AT COST (NOTE 8)........          $24,415,126                 $9,775,792             $17,807,407
                                             ----------                  ----------             ----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                    STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                 WEALTHBUILDER                WEALTHBUILDER     WEALTHBUILDER
                                     GROWTH BALANCED PORTFOLIO  GROWTH AND INCOME PORTFOLIO  GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS........................  $                 315,836  $                    15,476  $          5,031
  INTEREST.........................                      1,031                            0                 0
  NET INVESTMENT INCOME ALLOCATED
    FROM
    AFFILIATED CORE PORTFOLIO(1)...                     25,317                       16,006            13,595
                                     -------------------------  ---------------------------  ----------------
TOTAL INVESTMENT INCOME............                    342,184                       31,482            18,626
                                     -------------------------  ---------------------------  ----------------

EXPENSES
  ADVISORY FEES....................                     43,872                       19,293            27,364
  ADMINISTRATION FEES..............                     13,395                        5,898             8,455
  CUSTODY..........................                      2,163                          948             1,309
  PORTFOLIO ACCOUNTING FEES........                      9,518                        9,467            10,538
  TRANSFER AGENT...................                     27,586                       12,153            16,772
  DISTRIBUTION FEES................                     94,012                       41,341            58,635
  AMORTIZATION OF ORGANIZATION
    COSTS..........................                        876                          876               876
  LEGAL AND AUDIT FEES.............                      4,149                        4,027             4,075
  REGISTRATION FEES................                      6,592                        5,393             7,288
  DIRECTORS' FEES..................                        487                          413               431
  SHAREHOLDER REPORTS..............                     10,486                        4,763             6,372
  OTHER............................                        600                        1,207               724
                                     -------------------------  ---------------------------  ----------------
TOTAL EXPENSES.....................                    213,736                      105,779           142,839
                                     -------------------------  ---------------------------  ----------------
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES.......................                    (57,119)                     (36,947)          (45,251)
  NET EXPENSES.....................                    156,617                       68,832            97,588
                                     -------------------------  ---------------------------  ----------------
NET INVESTMENT INCOME (LOSS).......                    185,567                      (37,350)          (78,962)
                                     -------------------------  ---------------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  NON-AFFILIATED UNDERLYING
    FUNDS..........................                    400,577                      211,133           102,260
  ALLOCATIONS FROM AFFILIATED CORE
    PORTFOLIOS.....................                    119,432                      101,021            40,474
  FOREIGN CURRENCY TRANSACTIONS
    ALLOCATED FROM AFFILIATED CORE
    PORTFOLIOS.....................                     (6,640)                      (4,092)           (2,309)
                                     -------------------------  ---------------------------  ----------------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS......................                    513,369                      308,062           140,425
                                     -------------------------  ---------------------------  ----------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF:
  NON-AFFILIATED UNDERLYING
    FUNDS..........................                    436,099                      683,837           990,648
  ALLOCATION FROM AFFILIATED CORE
    PORTFOLIOS.....................                    581,671                      237,453           678,680
  FOREIGN CURRENCY TRANSACTIONS
    ALLOCATED FROM AFFILIATED CORE
    PORTFOLIOS.....................                       (192)                         (42)              (95)
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................                  1,017,578                      921,248         1,669,233
                                     -------------------------  ---------------------------  ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS............                  1,530,947                    1,229,310         1,809,658
                                     -------------------------  ---------------------------  ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $               1,716,514  $                 1,191,960  $      1,730,696
                                     -------------------------  ---------------------------  ----------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $1,101, $1,000 AND $700, RESPECTIVELY THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                     WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                               WEALTHBUILDER GROWTH        WEALTHBUILDER GROWTH AND        WEALTHBUILDER GROWTH
                                BALANCED PORTFOLIO             INCOME PORTFOLIO                 PORTFOLIO
                           ----------------------------  ----------------------------  ----------------------------
                             (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
                                 FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                            PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED
                           NOV. 30, 1999   MAY 31, 1999  NOV. 30, 1999   MAY 31, 1999  NOV. 30, 1999   MAY 31, 1999
-------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $  23,335,843  $   9,299,644  $  10,657,013  $   8,622,787  $  12,941,667  $   5,695,234
                           -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................        185,567        209,298        (37,350)       (39,881)       (78,962)       (75,756)
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............        513,369         83,973        308,062        (83,367)       140,425       (171,121)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............      1,017,578      1,436,960        921,248      1,117,723      1,669,233      1,600,465
                           -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      1,716,514      1,730,231      1,191,960        994,475      1,730,696      1,353,588
                           -------------  -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
NET INVESTMENT INCOME....              0        (93,210)             0           (733)             0           (777)
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........              0        (12,759)             0         (8,125)             0        (18,171)
TOTAL DISTRIBUTION TO
  SHAREHOLDERS...........              0       (105,969)             0         (8,858)             0        (18,948)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................      5,746,169     21,034,423      1,667,702      5,051,725      7,651,177      7,731,462
  REINVESTMENT OF
    DIVIDENDS............              0            174              0          8,578              0         19,076
  COST OF SHARES
    REDEEMED.............     (3,521,864)    (8,622,660)    (1,245,702)    (4,011,694)      (875,036)    (1,838,745)
                           -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........      2,224,305     12,411,937        422,000      1,048,609      6,776,141      5,911,793
                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS.............      3,940,819     14,036,199      1,613,960      2,034,226      8,506,837      7,246,433

NET ASSETS:
-------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $  27,276,662  $  23,335,843  $  12,270,973  $  10,657,013  $  21,448,504  $  12,941,667
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD............        472,124      1,852,950        128,342        446,691        572,632        655,532
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............              0             15              0            777              0          1,578
  SHARES REDEEMED........       (290,569)      (741,549)       (97,404)      (342,320)       (66,277)      (149,605)
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............        181,555      1,111,416         30,938        105,148        506,355        507,505

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $     331,121  $     145,554  $     (35,217) $       2,133  $     (78,697) $         265
                           -------------  -------------  -------------  -------------  -------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                           -------------------------------------------             PORTFOLIO    NET ASSETS AT
                              NET INVESTMENT          NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                               INCOME (LOSS)     EXPENSES     EXPENSES  RETURN(2)       RATE  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............            1.48%        1.25%        1.74%        7.02%        3%   $        27,277
JUNE 1, 1998 TO MAY 31,
  1999...................            1.28%        1.25%        1.85%       10.26%       59%   $        23,336
OCTOBER 1, 1997(3) TO MAY
  31, 1998...............            0.02%        1.25%        2.64%        8.35%       20%   $         9,300

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............           (0.68)        1.25%        1.95%       11.29%        6%   $        12,271
JUNE 1, 1998 TO MAY 31,
  1999...................           (0.38)        1.25%        1.95%        9.11%       32%   $        10,657
OCTOBER 1, 1997(3) TO MAY
  31, 1998...............           (0.41)        1.25%        2.90%        9.75%        7%   $         8,623

WEALTHBUILDER GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JUNE 1, 1999 TO NOVEMBER
  30, 1999...............           (1.01)        1.25%        1.86%       10.93%        4%   $        21,449
JUNE 1, 1998 TO MAY 31,
  1999...................           (0.84)        1.25%        2.00%       14.94%       31%   $        12,942
OCTOBER 1, 1997(3) TO MAY
  31, 1998...............           (0.50)        1.25%        3.32%       10.17%       16%   $         5,695

(1)  THESE RATIOS DO NOT INCLUDE EXPENSES FROM NON-AFFILIATED FUNDS.
(2)  TOTAL RETURN CALCULATION DOES NOT INCLUDE SALES CHARGE.
(3)  THE PORTFOLIOS COMMENCED OPERATIONS ON OCTOBER 1, 1997.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                           WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder Growth Portfolio (each, a "Portfolio", collectively, the "Portfolios"), each a diversified series of the Company.
   In November of 1999 the parent companies of Wells Fargo Bank, investment advisor to the Stagecoach Family of Funds, and Norwest Investment Management, Inc, investment advisor to the Norwest Advantage Family of Funds merged. The Wells Fargo Funds Trust was created to succeed the assets and operations of various Stagecoach and Norwest Advantage Funds. The predecessors to the Portfolios in this annual report were as follows:

    WEALTHBUILDER GROWTH BALANCED PORTFOLIO             NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO

    WEALTHBUILDER GROWTH AND INCOME PORTFOLIO           NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO

    WEALTHBUILDER GROWTH PORTFOLIO                      NORWEST WEALTHBUILDER II GROWTH PORTFOLIO

   The Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder
  Growth Portfolio are Portfolios which each seek to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Shareholder Services. Under its trust instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Company in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

WEALTHBUILDER PORTFOLIOS                           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION
   The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions to shareholders of net investment income, or net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 1999.
   The following Portfolios had estimated net capital loss carryforwards at May 31, 1999, which are available to offset future net realized capital gains:

    Portfolio                                 Year Expires  Capital Loss Carryforwards
    WEALTHBUILDER GROWTH AND INCOME
      PORTFOLIO                                   2007               $ 75,981

    WEALTHBUILDER GROWTH PORTFOLIO                2007                168,101

DEFERRED ORGANIZATION COSTS
   Certain costs incurred in connection with the organization of the Portfolios and their initial registration with the Securities and Exchange Commission and with the various states are being amortized on a straight-line basis over 60 months from the date each Portfolio commenced operations.

NOTES TO FINANCIAL STATEMENTS                           WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

3. ADVISORY FEES
   The Company has entered into separate advisory contracts on behalf of the Portfolios with Wells Fargo Bank ("WFB"). Pursuant to the contracts, WFB has agreed to provide Portfolios with daily portfolio management, for which WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Portfolio                                           % of Average Daily Net Assets
    WEALTHBUILDER GROWTH BALANCED PORTFOLIO                          0.35%

    WEALTHBUILDER GROWTH AND INCOME PORTFOLIO                        0.35%

    WEALTHBUILDER GROWTH PORTFOLIO                                   0.35%

   For the WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth and Income Portfolio, and WealthBuilder Growth Portfolio which are invested in various Core Portfolios, WFB is entitled to receive an investment advisory fee of 0.35% of each Portfolio's average daily net assets for providing advisory services including the determination of the asset allocations of each Portfolio's investments in the various Core Portfolios. WFB also acts as advisor to, and is entitled to receive a fee from each Core Portfolio, with the amount dependent on the allocation of assets among the various portfolios. Prior to November 8, 1999 the Portfolios were charged at the same rate as above.
   Each Portfolio that invests its assets in one or more of the Core Portfolios may withdraw its investments from its corresponding Core Portfolio(s) at any time if the Board of Directors determines that is in the best interests of the Portfolio to do so. Upon such redemption and subsequent investment in a portfolio of securities, WFB (and the corresponding sub-advisor) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, WFB (and the corresponding sub-advisor) does not receive any compensation.

4. DISTRIBUTION FEES
   The Company has adopted a Distribution Plan ("Plan") for the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing, printing, and distributing prospectuses and distribution related services. Distribution fees are charged to the Portfolios and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. The distribution fees paid on behalf of the Portfolios for the period ended November 30, 1999 are disclosed on the Statement of Operations. Prior to November 8, 1999, the Portfolios were charged distribution fees at the same rate.

5. ADMINISTRATION
   The Company has entered into an Administration Agreement with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Portfolio's average daily net assets.
   Prior to November 8, 1999, the Administrator of each Portfolio was Forum Administrative Services, LLC ("FAdS"). The Portfolios were charged at the annual rate of 0.05% of each Portfolio's average daily net assets.

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   The Company has entered into a transfer agency contract on behalf of the Funds with Boston Financial Data Services ("BFDS") to replace WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Portfolio. WFB provides sub-transfer agency services to the Portfolios. Prior to November 8, Norwest served as transfer agent and shareholder service agent. For these services, Norwest received a fee at an annual rate of 0.25% of each Portfolio's average daily net assets.
   Forum Accounting Services, LLC provides portfolio accounting services to each Portfolio. For these services Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out of pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, Forum provided portfolio accounting services for the predecessor Portfolios and received the same fees and reimbursements.
   The Company has entered into contracts on behalf of each Portfolio with Norwest Bank Minnesota, N.A. ("Norwest"), whereby Norwest is responsible for providing custody services for the Portfolios. Pursuant to the contracts, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Portfolio. Prior to November 8, 1999 the Portfolios were charged the above services at the same rate.

WEALTHBUILDER PORTFOLIOS                           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Certain officers and one director of the Company are also officers of Stephens. As of November 30, 1999, Stephens owned no shares of the Portfolios.

7. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 1999, were waived by WFB. Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the Advisor, with Board approval, may reduce or eliminate such waivers.

                                               Fees Waived by FAdS    Fees Waived by WFB
    WEALTHBUILDER GROWTH BALANCED PORTFOLIO          $48,497               $12,924

    WEALTHBUILDER GROWTH AND INCOME
      PORTFOLIO                                       29,558                 9,317

    WEALTHBUILDER GROWTH PORTFOLIO                    35,467                12,964

8. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government Securities, for each Portfolio for the six month period ended November 30, 1999, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Portfolio                                 Purchases at Cost  Sales Proceeds
    WEALTHBUILDER GROWTH BALANCED PORTFOLIO      $1,064,489         $680,656

    WEALTHBUILDER GROWTH AND INCOME
      PORTFOLIO                                     967,951          607,895

    WEALTHBUILDER GROWTH PORTFOLIO                1,783,588          817,370

9. FUND CONSOLIDATION AND MERGER
   Concurrent with the establishment of the Trust, the Board of Directors of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the respective Wells Fargo Funds Trust through a tax-free exchange of shares.

LIST OF ABBREVIATIONS                                   WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/ SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

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[RECYCLED LOGO]                                                   SAR 013 (1/00)